Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Tax loss carry forward	$ 931,731	$ 905,574
Credit loss provision for doubtful account - accounts receivable	267,230	261,656
Credit loss provision for doubtful account – prepayment, receivable and other current assets	72,363	70,854
Impairment provision for inventory	12,277	12,021
Valuation allowance for deferred tax assets	(1,283,601)	(1,250,105)
Total